Cost of Revenue (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cost of Revenue [Line Items]
Cost of sales	€ 5,115,942	€ 6,013,713
Related Parties [Member]
Cost of Revenue [Line Items]
Cost of revenue derived from related parties	€ 0	€ 0